SHAREHOLDERS' EQUITY (Schedule Of Outstanding and Execisable Options) (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares
$0.20 [Member]
Exercise prices | $ / shares	$ 0.20	[1]
Number of options outstanding at end of year	613,628
Weighted average remaining contractual life of outstanding options	1 year
Number of options exercisable at end of year	613,628
Weighted average remaining contractual life of eercisable options	1 year
$0.44 [Member]
Exercise prices | $ / shares	$ 0.44	[1]
Number of options outstanding at end of year	55,459
Weighted average remaining contractual life of outstanding options	2 years 6 months 7 days
Number of options exercisable at end of year	55,459
Weighted average remaining contractual life of eercisable options	2 years 6 months 7 days
$0.56 [Member]
Exercise prices | $ / shares	$ 0.56	[1]
Number of options outstanding at end of year	7,597,220
Weighted average remaining contractual life of outstanding options	3 years 4 months 6 days
Number of options exercisable at end of year	7,597,220
Weighted average remaining contractual life of eercisable options	3 years 4 months 6 days
$6.32 [Member]
Exercise prices | $ / shares	$ 6.32	[1]
Number of options outstanding at end of year	318,710
Weighted average remaining contractual life of outstanding options	5 years 8 months 19 days
Number of options exercisable at end of year	272,870
Weighted average remaining contractual life of eercisable options	5 years 8 months 19 days
$7.49 [Member]
Exercise prices | $ / shares	$ 7.49	[1]
Number of options outstanding at end of year	441,883
Weighted average remaining contractual life of outstanding options	6 years 7 days
Number of options exercisable at end of year	346,839
Weighted average remaining contractual life of eercisable options	6 years 7 days
$10.23 [Member]
Exercise prices | $ / shares	$ 10.23	[1]
Number of options outstanding at end of year	112,708
Weighted average remaining contractual life of outstanding options	6 years 3 months 4 days
Number of options exercisable at end of year	38,760
Weighted average remaining contractual life of eercisable options	6 years 3 months 4 days
$14.00 [Member]
Exercise prices | $ / shares	$ 14.00	[1]
Number of options outstanding at end of year	30,000
Weighted average remaining contractual life of outstanding options	6 years 7 months 13 days
Number of options exercisable at end of year	7,500
Weighted average remaining contractual life of eercisable options	6 years 7 months 13 days
$41.55 [Member]
Exercise prices | $ / shares	$ 41.55	[1]
Number of options outstanding at end of year	131,250
Weighted average remaining contractual life of outstanding options	6 years 10 months 28 days
Number of options exercisable at end of year

[1]	In U.S. dollars per Ordinary Share.